UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III

CITI CONNECTICUT TAX FREE RESERVES

FORM N-Q

NOVEMBER 30, 2004

CITI CONNECTICUT TAX FREE RESERVES

Schedule of Investments (unaudited)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Annual & Semi-Annual Tender Revenue Bonds & Notes (Puts) - 3.6%
$1,880,000	Connecticut State Municipal Electric Energy Power Supply Systems Revenue, Series A, 6.00% due 1/1/05	$1,887,846
2,000,000	New Haven, CT:
	1.83% due 2/8/05	2,000,000
4,755,000	3.00% due 5/1/05	4,791,466

		8,679,312

Bond Anticipation Notes & General Obligation Bonds - 24.1%
3,230,000	Bethel, CT, BANs, 2.00% due 11/03/04
1,500,000	Coventry, CT, BANs, 2.00% due 12/9/04	1,500,292
	Groton City, CT, G.O:
3,375,000	2.00% due 12/3/04	3,375,170
2,465,000	2.00% due 2/16/05	2,469,872
4,975,000	Ledyard, CT, BANs, 2.00% due 2/1/05	4,982,959
8,625,000	Madison, CT, BANs, 2.00% due 3/17/05	8,651,297
8,000,000	Monroe, CT, BANs, 2.00% due 5/4/05	8,028,025
7,500,000	New Britain, CT, BANs, 2.00% due 4/8/05	7,526,038
13,000,000	North Haven, CT, BANs, 2.00% due 4/27/05	13,047,092
3,350,000	West Haven, CT, BANs, 3.00% due 1/27/05	3,358,252
5,500,000	Wethersfield, CT, BANs, 3.00% due 2/15/05	5,518,574

		58,457,571

Special Tax Obligation Revenue Bonds - 1.9%
4,605,000	Connecticut State Special Tax Obligation, Series A, 3.00% due 12/30/04	4,611,452

Variable Demand Notes (a) - 69.9%
	Capital City Economic Development Authority Revenue, Series B:
10,000,000	1.61% due 12/8/04	10,000,000
5,000,000	1.61% due 12/8/04	5,000,000
10,000,000	Connecticut State, 1.73% due 12/2/04	10,000,000
	Connecticut State Development Authority:
3,515,000	Healthcare Revenue, 1.65% due 12/2/04	3,515,000
2,800,000	Industrial Development Revenue, AMT, 1.79% due 12/2/04	2,800,000
	Connecticut State Health and Educational Facilities Authority Revenue:
8,125,000	Gaylord Hospital, Series A, 1.67% due 12/8/04	8,125,000
2,000,000	Hartford Hospital, Series B, 1.66% due 12/8/04	2,000,000
7,500,000	Healthcare Capital Asset, Series A-1, 1.66% due 12/8/04	7,500,000
	Hospital of St. Raphael:
11,545,000	Series J, 1.65% due 12/8/04	11,545,000
3,300,000	Series K, 1.65% due 12/8/04	3,300,000
4,105,000	Marvelwood School, Series A, 1.66% due 12/2/04	4,105,000
2,800,000	Middlesex Hospital, Series K, 1.66% due 12/2/04	2,800,000
4,200,000	Quinnipac University, Series G, 1.60% due 12/2/04	4,200,000
4,000,000	Sacred Heart University, Series F, 1.66% due 12/2/04	4,000,000
1,000,000	Stamford Hospital, Series H, 1.59% due 12/8/04	1,000,000
5,900,000	Summerwood University, Series A, 1.65% due 12/8/04	5,900,000
3,675,000	United Methodist Home-A, 1.66% due 12/2/04	3,675,000
4,795,000	Washington Montessori School, Series A, 1.66% due 12/2/04	4,795,000
	Yale University:
3,700,000	Series T-2, 1.58% due 12/2/04	3,700,000
2,000,000	Series V-1, 1.72% due 12/2/04	2,000,000
	Connecticut State Housing Finance Authority:
6,975,000	1.59% due 12/2/04	6,975,000
1,778,000	AMT, 1.78% due 12/8/04	1,778,000
8,700,000	Connecticut State Special Tax Obligation, 1.68% due 12/2/04	8,700,000
	Municipal Securities Trust:
1,445,000	Series 2000, 1.67% due 12/8/04	1,445,000
8,000,000	Series 2001, AMT, 1.72% due 12/2/04	8,000,000
4,975,000	North Canaan, CT, Housing Authority Revenue, 1.66% due 12/2/04	4,975,000

See Notes to Schedule of Investments.

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CITI CONNECTICUT TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
VARIABLE RATE DEMAND NOTES (a) - 66.9% (continued)
	Puerto Rico Commonwealth:
$260,000	Highways & Transportation, 1.67% due 12/2/04	$260,000
7,220,000	Infrastructure Financing Authority, 1.67% due 12/2/04	7,220,000
2,385,000	PA 944, 1.67% due 12/2/04	2,385,000
	Puerto Rico Electrical Power Authority:
2,400,000	Series SGA 43, 1.67% due 12/8/04	2,400,000
2,900,000	Series SGA 44, 1.67% due 12/8/04	2,900,000
2,400,000	Puerto Rico Government Development Bank, 1.58% due 12/8/04	2,400,000
4,400,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Authority, AMT, 1.68% due 12/2/04	4,400,000
7,455,000	Puerto Rico Municipal Financing Agency, 1.69% due 12/2/04	7,455,000
4,195,000	South Central Connecticut Regional Water Authority, Series B, 1.65% due 12/8/04	4,195,000
4,000,000	University of Connecticut, Series 899, 1.65% due 12/2/04	4,000,000

	TOTAL VARIABLE RATE DEMAND NOTES	169,448,000

	TOTAL INVESTMENTS - 99.5% (Cost - $241,196,335)	241,196,335
	Other Assets in Excess of Liabilities - 0.5%	1,234,176

	TOTAL NET ASSETS - 100.0%	$242,430,511

(a)	The maturity date presented is the date after the next interest rate change.

Abbreviation used in this schedule:

AMT - Subject to Alternative Minimum Tax

BAN’s - Bond Anticipation Notes

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citi Connecticut Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”) which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Investment Transactions - Purchases, maturities and sales of money market instruments are accounted for on trade date.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 31, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	January 31, 2005